UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21287

John Hancock Preferred Income Fund III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2011

Item 1. Schedule of Investments.

John Hancock
MUTUAL FUNDS

John Hancock Preferred Income Fund III

QUARTERLY PORTFOLIO HOLDINGS

10.31.2011

Ticker | HPS

John Hancock Preferred Income Fund III
As of 10-31-11 (Unaudited)

	Shares	Value
Preferred Securities (a) 143.77% (95.17% of Total Investments)		$790,468,197

(Cost $830,620,578)

Consumer Discretionary 9.53%		52,380,870

Media 9.53%
Comcast Corp., 6.625% (Z)	130,000	3,324,100
Comcast Corp., 7.000% (Z)	114,900	2,873,649
Comcast Corp., Series B, 7.000% (L)(Z)	609,556	15,470,531
Viacom, Inc., 6.850% (L)(Z)	1,203,000	30,712,590

Consumer Staples 2.16%		11,892,663

Food & Staples Retailing 2.16%
Ocean Spray Cranberries, Inc., Series A, 6.250% (L)(S)(Z)	135,000	11,892,663

Energy 8.82%		48,462,111

Oil, Gas & Consumable Fuels 8.82%
Apache Corp., Series D, 6.000%	142,000	7,994,600
Nexen, Inc., 7.350% (Z)	1,590,079	40,467,511

Financials 79.00%		434,368,104

Capital Markets 11.22%
Credit Suisse Guernsey, 7.900% (L)(Z)	448,000	11,728,640
Lehman Brothers Holdings Capital Trust III, Series K, 6.375% (I)	808,400	64,672
Lehman Brothers Holdings, Inc., Depositary Shares, Series D,
5.670% (I)	142,601	1,569
Morgan Stanley Capital Trust III, 6.250%	174,000	3,808,860
Morgan Stanley Capital Trust IV, 6.250% (L)(Z)	850,000	18,742,500
Morgan Stanley Capital Trust V, 5.750%	158,000	3,469,680
Morgan Stanley Capital Trust VII, 6.600%	33,100	768,582
The Goldman Sachs Group, Inc., 6.125% (Z)	875,500	21,353,445
The Goldman Sachs Group, Inc., Series B, 6.200%	69,500	1,729,855

Commercial Banks 15.40%
Barclays Bank PLC, Series 3, 7.100% (L)(Z)	379,900	8,562,946
Barclays Bank PLC, Series 5, 8.125% (L)(Z)	515,000	12,699,900
HSBC Holdings PLC, 8.000% (L)(Z)	60,900	1,629,075
Royal Bank of Scotland Group PLC, Series L, 5.750% (L)(Z)	955,000	15,003,050
Santander Finance Preferred SA Unipersonal, Series 10, 10.500%	313,500	8,401,800
Santander Holdings USA, Inc., Series C, 7.300% (Z)	500,797	12,529,941
USB Capital VIII, Series 1, 6.350% (Z)	502,800	12,620,280
USB Capital XI, 6.600% (Z)	107,000	2,708,170
Wells Fargo & Company, 8.000% (Z)	371,900	10,502,456

Consumer Finance 1.62%
HSBC Finance Corp., Depositary Shares, Series B, 6.360% (Z)	270,000	5,845,500
SLM Corp., 6.000% (L)(Z)	57,100	1,170,550
SLM Corp., Series A, 6.970% (Z)	44,899	1,896,534

Diversified Financial Services 26.65%
BAC Capital Trust II, 7.000% (Z)	94,600	2,199,450
Bank of America Corp., Series MER, 8.625%	24,100	595,511
Citigroup Capital X, 6.100% (L)(Z)	744,700	16,554,681
Citigroup Capital XIII (7.875% to 10-30-15, then 3 month LIBOR +
6.370%)	24,600	662,478
Deutsche Bank Capital Funding Trust VIII, 6.375% (Z)	40,000	833,200

1

John Hancock Preferred Income Fund III
As of 10-31-11 (Unaudited)

	Shares	Value
Financials (continued)

Deutsche Bank Capital Funding Trust X, 7.350% (L)(Z)	248,300	$5,760,560
Deutsche Bank Contingent Capital Trust II, 6.550% (L)(Z)	391,200	8,528,160
Deutsche Bank Contingent Capital Trust III, 7.600% (L)(Z)	311,000	7,470,220
General Electric Capital Corp., 6.000% (L)(Z)	110,000	2,819,300
General Electric Capital Corp., 6.050% (Z)	75,000	1,929,750
General Electric Capital Corp., 6.100%	20,000	515,800
General Electric Capital Corp., 6.625%	43,000	1,125,310
ING Groep NV, 7.050% (L)(Z)	598,970	12,033,307
ING Groep NV, 7.200% (L)(Z)	765,000	15,843,150
JPMorgan Chase & Company, 8.625% (Z)	395,000	10,791,400
JPMorgan Chase Capital XXIX, 6.700% (Z)	521,238	13,182,109
Merrill Lynch Preferred Capital Trust III, 7.000% (L)(Z)	541,000	12,626,940
Merrill Lynch Preferred Capital Trust IV, 7.120%	422,848	9,907,329
Merrill Lynch Preferred Capital Trust V, 7.280% (Z)	435,000	10,270,350
RBS Capital Funding Trust V, 5.900%	742,366	8,834,155
RBS Capital Funding Trust VI, 6.250%	340,000	4,056,200

Insurance 14.43%
Aegon NV, 6.375% (L)(Z)	245,000	5,230,750
Aegon NV, 6.500% (L)(Z)	215,000	4,568,750
American Financial Group, Inc., 7.000% (Z)	482,750	12,648,050
MetLife, Inc., Series B, 6.500% (L)(Z)	1,002,000	25,350,600
Phoenix Companies, Inc., 7.450% (Z)	600,549	12,203,156
PLC Capital Trust IV, 7.250% (Z)	337,035	8,425,875
PLC Capital Trust V, 6.125% (L)(Z)	192,279	4,685,839
Prudential PLC, 6.500% (Z)	129,638	3,275,952
RenaissanceRe Holdings Ltd., Series C, 6.080% (Z)	122,300	2,978,005

Real Estate Investment Trusts 9.65%
Duke Realty Corp., Depositary Shares, Series J, 6.625% (L)(Z)	638,100	15,493,068
Duke Realty Corp., Depositary Shares, Series K, 6.500% (L)(Z)	151,600	3,623,240
Duke Realty Corp., Depositary Shares, Series L, 6.600% (L)(Z)	118,500	2,878,365
Public Storage, 6.350%	199,000	5,211,810
Public Storage, Inc., Depositary Shares, Series Q, 6.500%	121,700	3,209,229
Public Storage, Inc., Series P, 6.500% (Z)	123,000	3,241,050
Wachovia Preferred Funding Corp., Series A, 7.250% (L)(Z)	740,000	19,410,200

Thrifts & Mortgage Finance 0.03%
Federal National Mortgage Association, Series S, 7.750% (I)	80,000	156,800

Telecommunication Services 11.75%		64,625,980

Diversified Telecommunication Services 4.21%
Qwest Corp., 7.375%	732,000	18,849,000
Qwest Corp., 7.500%	169,000	4,299,360

Wireless Telecommunication Services 7.54%
Telephone & Data Systems, Inc., 6.875% (Z)	468,000	11,934,000
Telephone & Data Systems, Inc., 7.000%	415,000	10,541,000
United States Cellular Corp., 6.950%	742,000	19,002,620

Utilities 32.51%		178,738,469

Electric Utilities 20.02%
Alabama Power Company, 5.200%	416,133	10,519,842
Entergy Arkansas, Inc., 5.750%	105,100	2,794,609
Entergy Louisiana LLC, 5.875%	312,625	8,434,623
Entergy Louisiana LLC, 6.000%	240,600	6,671,838

2

John Hancock Preferred Income Fund III
As of 10-31-11 (Unaudited)

			Shares	Value
Utilities (continued)

Entergy Mississippi, Inc., 6.000%			108,194	$2,911,501
Entergy Mississippi, Inc., 6.200%			148,000	4,112,920
Entergy Texas, Inc., 7.875%			71,986	2,115,669
FPC Capital I, Series A, 7.100% (L)(Z)			810,000	20,865,600
FPL Group Capital Trust I, 5.875% (Z)			301,000	7,732,690
Gulf Power Co., 5.750%			157,500	4,469,850
HECO Capital Trust III, 6.500% (L)(Z)			228,100	5,827,955
NextEra Energy Capital Holdings, Inc., 7.450% (Z)			20,000	533,600
PPL Corp., 9.500%			305,000	17,339,250
PPL Electric Utilities Corp., Depositary Shares, 6.250% (L)(Z)			189,000	4,772,250
Southern California Edison Company, 6.125% (Z)			20,000	1,993,126
Southern California Edison Company, Series C, 6.000% (L)(Z)			50,000	4,934,375
Westar Energy, Inc., 6.100% (Z)			154,500	4,037,085

Independent Power Producers & Energy Traders 0.81%
Constellation Energy Group, Inc., Series A, 8.625%			164,000	4,450,960

Multi-Utilities 11.68%
BGE Capital Trust II, 6.200% (Z)			720,000	18,561,600
Consolidated Edison Company of New York, Inc., Series A, 5.000%
(Z)			21,100	2,131,100
Dominion Resources, Inc., Series A, 8.375% (Z)			249,900	7,239,603
DTE Energy Trust I, 7.800% (Z)			236,000	6,402,680
DTE Energy Trust II, 7.500% (L)(Z)			59,400	1,578,852
Interstate Power & Light Company, Series B, 8.375% (L)(Z)			237,290	6,874,291
SCANA Corp., 7.700%			756,000	21,432,600

		Maturity	Par value
	Rate (%)	date		Value
Capital Preferred Securities (b) 2.38% (1.58% of Total Investments)				$13,107,247

(Cost $16,469,832)

Financials 1.21%				6,660,000

Commercial Banks 1.21%
CA Preferred Funding Trust	7.000	01-29-49	$9,000,000	6,660,000

Utilities 1.17%				6,447,247

Multi-Utilities 1.17%
Dominion Resources Capital Trust I (L)(Z)	7.830	12-01-27	6,364,000	6,447,247

			Shares	Value
Common Stocks 2.16% (1.43% of Total Investments)				$11,890,150

(Cost $10,804,990)

Energy 0.09%				523,000

Oil, Gas & Consumable Fuels 0.09%
Total SA, ADR			10,000	523,000

Telecommunication Services 0.09%				498,270

Diversified Telecommunication Services 0.09%
AT&T, Inc.			17,000	498,270

3

John Hancock Preferred Income Fund III
As of 10-31-11 (Unaudited)

			Shares	Value
Utilities 1.98%				$10,868,880

Electric Utilities 1.98%
Entergy Corp.			120,000	8,300,400
FirstEnergy Corp.			45,000	2,023,200
UIL Holdings Corp.			16,000	545,280

		Maturity	Par value
	Rate (%)	date		Value
Corporate Bonds 2.73% (1.80% of Total Investments)				$14,982,844

(Cost $16,152,367)

Energy 2.02%				11,094,000

Oil, Gas & Consumable Fuels 2.02%
Southern Union Company (7.200% to 11-1-11, then 3 month
LIBOR + 3.018%) (Z)	7.200	11-01-66	$12,900,000	11,094,000

Utilities 0.71%				3,888,844

Electric Utilities 0.71%
Kentucky Power Company, Series D (L)(Z)	5.625	12-01-32	3,565,000	3,888,844

			Par value	Value
Short-Term Investments 0.03% (0.02% of Total Investments)				$138,000

(Cost $138,000)

Repurchase Agreement 0.03%				138,000

Repurchase Agreement with State Street Corp. dated 10-31-11 at
0.010% to be repurchased at $138,000 on 11-1-11, collateralized by
$145,000 Federal Home Loan Mortgage Corp., 0.500% due 8-23-13
(valued at $145,181, including interest)			138,000	138,000

Total investments (Cost $874,185,767)† 151.07%				$830,586,438

Other assets and liabilities, net (51.07%)				($280,769,364)

Total net assets 100.00%				$549,817,074

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

LIBOR London Interbank Offered Rate

(a) Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.

(b) Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 10-31-11, and is part of segregated collateral pursuant to the Committed Facility Agreement. Total value of securities on loan at 10-31-11 was $247,833,543.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such a security may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

4

John Hancock Preferred Income Fund III
As of 10-31-11 (Unaudited)

(Z) A portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 10-31-11 was $503,184,541.

† At 10-31-11, the aggregate cost of investment securities for federal income tax purposes was $874,303,245. Net unrealized depreciation aggregated $43,716,807, of which $34,549,230 related to appreciated investment securities and $78,266,037 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of total investments on 10-31-11:

United States	84%
United Kingdom	5%
Canada	5%
Netherlands	5%
Switzerland	1%

5

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of October 31, 2011, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	10/31/11	Price	Inputs	Inputs

Preferred Securities
Consumer Discretionary	$52,380,870	$52,380,870	—	—
Consumer Staples	11,892,663	—	$11,892,663	—
Energy	48,462,111	48,462,111	—	—
Financials	434,368,104	434,368,104	—	—
Telecommunication Services	64,625,980	64,625,980	—	—
Utilities	178,738,469	171,810,968	6,927,501	—
Capital Preferred Securities
Financials	6,660,000	—	6,660,000	—
Utilities	6,447,247	—	6,447,247	—
Common Stocks
Energy	523,000	523,000	—	—
Telecommunication Services	498,270	498,270	—	—
Utilities	10,868,880	10,868,880	—	—
Corporate Bonds
Energy	11,094,000	—	11,094,000	—
Utilities	3,888,844	—	3,888,844	—
Short-Term Investments	138,000	—	138,000	—

Total investments in Securities	$830,586,438	$783,538,183	$47,048,255	—

Changes in valuation techniques may result into transfers in or out of an assigned level within the disclosure hierarchy. During the period ended October 31, 2011, there were no significant transfers into or out of Level 1, Level 2, or Level 3 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Real estate investment trusts. The Fund may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Such estimates are revised when actual components of distributions are known. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by a Fund.

During the period ended October 31, 2011, the Fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of October 31, 2011. During the period ended October 31, 2011, the Fund held interest rate swaps with total USD notional amounts ranging up to $72,000,000, as measured at each quarter end.

	USD		PAYMENTS
	NOTIONAL	PAYMENTS MADE	RECEIVED BY	MATURITY	MARKET
COUNTERPARTY	AMOUNT	BY FUND	FUND	DATE	VALUE

Morgan Stanley
Capital Services	$72,000,000	Fixed 1.4625%	3 Month LIBOR (a)	Aug 2016	$(772,812)

(a) At October 31, 2011, the 3 Month LIBOR rate was 0.4294%.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at October 31, 2011 by risk category:

RISK	FINANCIAL	ASSET	LIABILITY
	INSTRUMENTS	DERIVATIVE	DERIVATIVES
	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate	Interest rate swaps	—	$772,812
contracts

Total

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund III.

P12Q1 10/11
12/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund III

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	December 13, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	December 13, 2011

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	December 13, 2011